Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (12,818,000)	$ (8,771,000)	$ 8,846,000
Other comprehensive loss before reclassifications	1,853,000	(3,742,000)	1,065,000
Amounts reclassified from accumulated other comprehensive loss	3,886,000	(305,000)	(990,000)
Other comprehensive income (loss)	5,739,000	(4,047,000)	75,000
Balance	(7,079,000)	(12,818,000)	(8,771,000)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(299,000)	1,572,000	(1,673,000)
Other comprehensive loss before reclassifications	(1,797,000)	(1,566,000)	3,668,000
Amounts reclassified from accumulated other comprehensive loss	3,886,000	(305,000)	(423,000)
Other comprehensive income (loss)	2,089,000	(1,871,000)	3,245,000
Balance	1,790,000	(299,000)	1,572,000
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(12,519,000)	(10,343,000)	(7,173,000)
Other comprehensive loss before reclassifications	3,650,000	(2,176,000)	(2,603,000)
Amounts reclassified from accumulated other comprehensive loss	0	0	(567,000)
Other comprehensive income (loss)	3,650,000	(2,176,000)	(3,170,000)
Balance	$ (8,869,000)	$ (12,519,000)	$ (10,343,000)